Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Granted

Stock option activity consisted of the following:

	Shares	Weighted Average Exercise Price(1)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
TransUnion Corp. Predecessor outstanding at December 31, 2009	—	$—	—	$—
Granted	3,104,658	24.37
Exercised	—	—
Forfeited	(82,000)	24.37
Expired	—	—

TransUnion Corp. Predecessor outstanding at December 31, 2010	3,022,658	$24.37	9.5	$—
Granted	342,000	28.25
Exercised	(6,500)	24.37
Forfeited	(129,200)	25.77
Expired	(600)	24.37

TransUnion Corp. Predecessor outstanding at December 31, 2011	3,228,358	$24.72	8.6	$63.7
Granted	55,600	44.47
Exercised	(2,100)	24.37
Forfeited	(71,004)	26.35
Expired	(1,200)	24.37
Cancelled in connection with 2012 Change in Control Transaction	(3,209,654)	25.03

TransUnion Corp. Predecessor outstanding at April 30, 2012	—	$—	—	$—
Granted	6,619,789	6.65
Exercised	—	—
Forfeited	(86,980)	6.65
Expired	—	—

TransUnion Holding outstanding at December 31, 2012	6,532,809	$6.65	9.7	$—

Vested and expected to vest as of December 31, 2012	6,115,889	$6.65	9.7	$—
Exercisable at December 31, 2012	—	$—	—	$—

(1)	For periods after April 30, 2012, the weighted average exercise price reflects the November 9, 2012, modified exercise price as discussed above.

Restricted Stock Activity

Restricted stock activity consisted of the following:

	Restricted Stock
	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	1,272,782	$23.74
Granted	556,276	23.03
Vested	(1,805,374)	23.52
Forfeited	(23,684)	23.87

Nonvested at December 31, 2010	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2011	—	$—
Granted	25,082	10.07
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2012	25,082	$10.07